Acquired Intangible Assets, Net (Acquired Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Technology, Licenses and Patents Cost	$ 252,272,508	$ 236,690,448	$ 346,792,269
Accumulated Amortization	(72,993,175)	(62,869,597)	(164,098,164)
Acquired intangible assets, net	179,279,333	173,820,851	182,694,105
Intagible assets, Purchased	$ 37,490,003	$ 18,294,616	$ 23,334,825